SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF REDEEMABLE ORDINARY SHARE SUBJECT TO POSSIBLE REDEMPTION

At September 30, 2023 and December 31, 2022, the redeemable ordinary shares subject to possible redemption reflected in the unaudited condensed balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus:
Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	299,004,083
Plus:
Remeasurement of carrying value to redemption value	3,196,998
Redeemable ordinary shares subject to possible redemption at March 31, 2023	302,201,081
Less:
Redemption	(284,283,159)
Plus:
Remeasurement of carrying value to redemption value	2,100,063
Redeemable ordinary shares subject to possible redemption at June 30, 2023	20,017,985
Less:
Redemption true-up correction	(632,968)
Plus:
Remeasurement of carrying value to redemption value	255,484
Redeemable ordinary shares subject to possible redemption at September 30, 2023	$19,640,501

At December 31, 2022, the redeemable ordinary shares subject to possible redemption reflected in the balance sheet is reconciled in the following table:

Gross proceeds	$287,500,000
Less:
Fair value to Public Warrants at issuance	(5,606,250)
Redeemable ordinary share issuance costs	(16,098,990)
Plus: Remeasurement of carrying value to redemption value	33,209,323
Redeemable ordinary shares subject to possible redemption at December 31, 2022	$299,004,083

SCHEDULE OF RECONCILIATION OF BASIC AND DILUTED NET INCOME (LOSS) PER SHARE

	For the three months ended
	September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net (loss) income per share:
Numerator:
Allocation of net (loss) income	$(69,258)	$—	$861,773	$215,443
Denominator:
Weighted average shares outstanding	8,991,229	—	28,750,000	7,187,500
Basic and dilution net (loss) income per share	$(0.01)	$—	$0.03	$0.03

	For the nine months ended
	September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per share:
Numerator:
Allocation of net income	$3,873,480	$741,512	$846,330	$263,754

Denominator:
Weighted average shares outstanding	18,979,179	3,633,242	23,063,187	7,187,500

Basic and dilution net income per share	$0.20	$0.20	$0.04	$0.04

	For year ended		For the period February 9, 2021
	December 31, 2022		(Inception) to December 31, 2021
		Non-		Non-
	Redeemable	Redeemable	Redeemable	Redeemable
Basic and diluted net income (loss) per share:
Numerator:
Allocation of net income (loss)	$2,582,508	$757,730	$—	$(25,475)
Denominator:
Weighted average shares outstanding	24,496,575	7,187,500	—	6,250,000
Basic and dilution net income (loss) per share	$0.11	$0.11	$—	$(0.00)

Visiox Pharmaceuticals, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF POTENTIAL SHARES OF COMMON UNITS EXCLUDED FROM DILUTED NET LOSS PER SHARE AND EFFECT WAS ANTI-DILUTIVE

The following table sets forth the number of potential shares of common units that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	September 30,	December 31,
	2023	2022
Restricted equity stock/units	667,797	1,068,474
Value Appreciation Rights	767,827	710,824
Total	1,435,624	1,779,298

The following table sets forth the number of potential shares of common units that have been excluded from diluted net loss per share because their effect was anti-dilutive:

	As of December 31,
	2022	2021
Restricted equity units	1,068,474	1,961,722
Value Appreciation Rights	710,824	—
Total	1,779,298	1,961,722